Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss from continuing operations	$ (2,251,202)	$ (1,208,588)	$ (588,367)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income taxes		(218)	61,369
Losses from equity investees, net	1,971	1,202	174
Non-cash (gain)/loss on derivative instruments	(63,255)	(6,939)	6,072
Other-than-temporary impairment loss on investments		10,015	17,036
Accretion of discount on debt	6,113	66,375	1,667
Depreciation and amortization	454,003	190,273	56,106
Amortization of spectrum leases	57,433	57,898	17,109
Non-cash rent expense	200,901	108,953
Share-based compensation	47,535	27,512	6,465
Loss on settlement of pre-existing lease arrangements			80,573
Loss on property, plant and equipment	339,161	60,230
Gain on extinguishment of debt		(8,252)
Changes in assets and liabilities, net of effects of acquisition:
Inventory	(4,808)	(9,450)	(892)
Accounts receivable	(20,550)	(2,069)	2,236
Prepaids and other assets	(73,767)	(65,150)	11,385
Prepaid spectrum licenses	(3,294)	(23,861)	(63,138)
Accounts payable and other liabilities	144,357	326,527	(11,463)
Net cash used in operating activities of continuing operations	(1,165,402)	(475,542)	(403,668)
Net cash provided by (used in) operating activities of discontinued operations	(3,311)	3,058	(2,638)
Net cash used in operating activities	(1,168,713)	(472,484)	(406,306)
Cash flows from investing activities:
Capital expenditures	(2,646,365)	(1,444,126)	(532,776)
Payments for spectrum licenses and other intangible assets	(15,428)	(46,816)	(109,257)
Purchases of available-for-sale investments	(2,098,705)	(3,571,154)	(1,774,324)
Disposition of available-for-sale investments	3,776,805	3,280,455
Net cash acquired in acquisition of Old Clearwire			155,780
Other investing	(28,691)	5,929	415
Net cash used in investing activities of continuing operations	(1,012,384)	(1,775,712)	(2,260,162)
Net cash provided by (used in) investing activities of discontinued operations	(834)	(7,287)	14,332
Net cash used in investing activities	(1,013,218)	(1,782,999)	(2,245,830)
Cash flows from financing activities:
Principal payments on long-term debt	(876)	(1,171,775)	(3,573)
Proceeds from issuance of long-term debt	1,413,319	2,467,830
Debt financing fees	(53,285)	(44,217)	(50,000)
Equity investment by strategic investors	54,828	1,481,813	3,200,037
Proceeds from issuance of common stock	304,015	12,196
Net advances from Sprint Nextel Corporation			532,165
Sprint Nextel Corporation pre-closing financing			392,196
Repayment of Sprint Nextel Corporation pre-closing financing			(213,000)
Other financing			(70)
Net cash provided by financing activities of continuing operations	1,718,001	2,745,847	3,857,755
Net cash provided by financing activities of discontinued operations	0	0	0
Net cash provided by financing activities	1,718,001	2,745,847	3,857,755
Effect of foreign currency exchange rates on cash and cash equivalents	(525)	1,510	524
Net (decrease) increase in cash and cash equivalents	(464,455)	491,874	1,206,143
Cash and cash equivalents:
Beginning of period	1,698,017	1,206,143	0
End of period	1,233,562	1,698,017	1,206,143
Less: cash and cash equivalents of discontinued operations at end of period	3,320	7,465	11,694
Cash and cash equivalents of continuing operations at end of period	1,230,242	1,690,552	1,194,449
Supplemental cash flow disclosures:
Cash paid for interest including capitalized interest paid	336,314	119,277	7,432
Swap interest paid, net		13,915
Non-cash investing activities:
Fixed asset purchases in accounts payable and accrued expenses	120,025	89,792	40,761
Fixed asset purchases financed by long-term debt	133,288
Spectrum purchases in accounts payable			10,560
Common stock of Sprint Nextel Corporation issued for spectrum licenses			4,000
Non-cash financing activities:
Conversion of Old Clearwire Class A shares into New Clearwire Class A shares			894,433
Vendor financing obligations	(60,251)
Capital lease obligations	$ (73,037)